(NYSE Arca, Inc.: SOVF)
Schedule of Investments

April 30, 2026

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.89%
Banking - 1.63%
Triumph Financial, Inc.(a)	22,685	$1,535,321

Consumer Discretionary Products - 7.46%
Columbia Sportswear Co.	7,514	457,753
Grand Canyon Education, Inc.(a)	19,799	3,347,417
LCI Industries	15,392	1,835,034
Miller Industries, Inc.	28,914	1,387,583
		7,027,787

Consumer Staple Products - 2.22%
Coca-Cola Consolidated, Inc.	4,257	872,983
J & J Snack Foods Corp.	3,281	289,581
Tyson Foods, Inc., Class A	7,242	463,995
Westrock Coffee Co.(a)	78,591	462,901
		2,089,460

Financial Services - 7.36%
Charles Schwab Corp.	9,727	891,382
CME Group, Inc.	2,728	785,173
Fidelity National Information Services, Inc.	37,433	1,741,757
LPL Financial Holdings, Inc.	3,090	1,032,462
Raymond James Financial, Inc.	9,855	1,560,244
S&P Global, Inc.	2,122	915,070
		6,926,088

Health Care - 9.75%
Molina Healthcare, Inc.(a)	23,424	4,558,779
Option Care Health, Inc.(a)	94,419	1,919,538
ResMed, Inc.	955	204,189
U.S. Physical Therapy, Inc.	25,815	1,838,544
Zimmer Biomet Holdings, Inc.	8,041	662,820
		9,183,870

Industrial Products - 5.13%
AZZ, Inc.	9,680	1,384,627
CSW Industrials, Inc.	3,457	1,006,678
Douglas Dynamics, Inc.	35,530	1,638,999
IDEX Corp.	1,068	232,664
ITT, Inc.	1,359	291,288
Lincoln Electric Holdings, Inc.	1,047	277,455
		4,831,711

	Shares	Value
Industrial Services - 12.83%
APi Group Corp.(a)	12,068	$551,749
EMCOR Group, Inc.	315	280,876
Fastenal Co.	12,754	573,037
Fermi, Inc.(a)	148,963	764,180
H&R Block, Inc.	21,708	688,795
Healthcare Services Group, Inc.(a)	36,728	786,347
Insperity, Inc.	99,273	3,531,141
J.B. Hunt Transport Services, Inc.	2,389	600,905
Kforce, Inc.	13,459	608,481
SiteOne Landscape Supply, Inc.(a)	8,000	1,008,400
United Parcel Service, Inc., Class B	20,420	2,221,696
Waste Connections, Inc.	2,842	468,134
		12,083,741

Insurance - 8.82%
American Financial Group, Inc.	17,199	2,292,111
Arthur J. Gallagher & Co.	8,866	1,829,942
Erie Indemnity Co., Class A	1,988	435,233
Primerica, Inc.	8,561	2,407,952
The Progressive Corp.	6,649	1,338,311
		8,303,549

Materials - 1.31%
Greif, Inc., Class A	18,954	1,236,559

Media - 0.30%
Advantage Solutions, Inc.(a)	8,326	285,332

Oil & Gas - 2.08%
APA Corp.	17,606	717,092
Devon Energy Corp.	12,377	635,807
Diamondback Energy, Inc.	2,938	604,141
		1,957,040

Real Estate - 2.84%
Camden Property Trust	4,353	457,152
CBRE Group, Inc., Class A(a)	11,813	1,686,069
SBA Communications Corp., Class A	2,403	531,544
		2,674,765

Retail & Wholesale - Staples - 3.64%
Copart, Inc.(a)	9,218	305,208
O'Reilly Automotive, Inc.(a)	5,939	590,336
Sprouts Farmers Market, Inc.(a)	13,948	1,141,644
US Foods Holding Corp.(a)	6,120	572,159
Walmart, Inc.	6,225	821,264
		3,430,611

See Notes to Schedule of Investments.

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

	Shares	Value
Software & Tech Services - 21.99%
Alkami Technology, Inc.(a)	195,188	$3,080,067
Automatic Data Processing, Inc.	1,755	371,955
Endava PLC - Sponsored ADR(a)	16,971	68,223
Euronet Worldwide, Inc.(a)	38,771	2,806,245
Fiserv, Inc.(a)	55,489	3,476,386
HubSpot, Inc.(a)	757	167,872
Paycom Software, Inc.	25,534	3,236,690
Paylocity Holding Corp.(a)	16,114	1,699,866
Repay Holdings Corp., Class A(a)	463,488	1,756,619
Science Applications International Corp.	3,805	368,210
ServiceNow, Inc.(a)	7,041	621,791
SPS Commerce, Inc.(a)	42,280	2,372,754
Verra Mobility Corp., Class A(a)	46,358	687,489
		20,714,167

Tech Hardware & Semiconductors - 7.40%
Arista Networks, Inc.(a)	8,342	1,440,747
Cisco Systems, Inc.	14,127	1,292,620
Diodes, Inc.(a)	18,974	2,033,064
NetApp, Inc.	3,969	439,646
Qorvo, Inc.(a)	5,654	532,720
Qualcomm, Inc.	6,855	1,231,021
		6,969,818

Utilities - 5.13%
NextEra Energy, Inc.	13,821	1,352,800
Vistra Corp.	22,024	3,476,268
		4,829,068

TOTAL COMMON STOCKS
(Cost $99,841,764)		94,078,887

MONEY MARKET FUNDS - 1.29%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 3.59%(b)	1,212,921	1,212,921

TOTAL MONEY MARKET FUNDS
(Cost $1,212,921)		1,212,921

TOTAL INVESTMENTS - 101.18%
(Cost $101,054,685)		$95,291,808

Liabilities In Excess of Other Assets - (1.18%)		(1,106,806)

NET ASSETS - 100.00%		$94,185,002

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of April 30, 2026.

Investment Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

Sovereign’s Capital Flourish Fund

NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. This Schedule of Investments relates to one series of the Trust, Sovereign’s Capital Flourish Fund (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser”). The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund commenced operations on September 29, 2023.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The NAV of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Sovereign’s Capital Flourish Fund

NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2026 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of April 30, 2026:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$94,078,887	$–	$–	$94,078,887
Money Market Funds	1,212,921	–	–	1,212,921
Total	$95,291,808	$–	$–	$95,291,808

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions: Securities transactions are recorded as of the trade date.

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